Apr. 29, 2021
02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-20
Supplement to theFidelity® Select Portfolios®Information Technology SectorApril 29, 2021Prospectus
02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-20 | Computers Portfolio
Normally investing at least 80% of assets in securities of companies principally engaged in development, manufacture, or distribution of tech hardware.